STATEMENT OF COMPREHENSIVE LOSS - USD ($)	3 Months Ended	5 Months Ended	6 Months Ended
	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2015
Shuhai [Member]
Revenue
Operating expenses
Selling expenses		$ 766
General and administrative expenses		201,974
Total operating expenses		202,740
Income from operations		$ (202,740)
Income tax expense
Other income :
Loss before provision for income taxes		$ (202,740)
Income tax provision
Net loss		$ (202,740)
Other Comprehensive Loss
Foreign currency translation		17
Comprehensive Loss		(202,757)
Datasea [Member]
Revenue
Operating expenses
General and administrative expenses	$ 397,589		$ 559,924
Total operating expenses	397,589		559,924
Income from operations	(397,589)		$ (559,924)
Income tax expense
Loss from operation	(397,589)		$ (559,924)
Other income :
Interest income	4		38
Total other income	4		38
Loss before provision for income taxes	$ (397,585)		$ (559,886)
Income tax provision
Net loss	$ (397,585)	(202,740)	$ (559,886)
Other Comprehensive Loss
Foreign currency translation	(2,867)	$ 17	(3,900)
Comprehensive Loss	$ (400,452)		$ (563,786)
Net loss per share Basic and diluted	$ (0.01)		$ (0.02)
Weighted average shares outstanding Basic and diluted	44,347,826		32,173,913